Expense Example, No Redemption {- Templeton Global Bond Fund} - Templeton Income Trust-25 - Templeton Global Bond Fund - Class C	May 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 134
3 Years	423
5 Years	732
10 Years	$ 1,612